Condensed Financial Information of the Parent Company (Table)	12 Months Ended
Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Consolidated Balance Sheets	The table sets forth the assets and liabilities of the VIE’s included in the Company’s consolidated balance sheets:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
ASSETS:
Current assets:
Cash	93,007	19,463	3,054
Restricted cash	401	2,315	363
Short-term investments	34,634	68,568	10,760
Accounts receivable	381,248	510,683	80,137
Prepayments and other current assets	44,662	40,595	6,370
Inter-group balance due from Parent and WFOE	—	7,823	1,228
Amounts due from related parties	2,940	3,081	483

Total current assets	556,892	652,528	102,395

Non-current assets:
Property and equipment, net	23,310	14,633	2,296
Intangible assets, net	111,990	124,259	19,499
Operating lease right-of-use assets, net	32,534	7,964	1,250
Goodwill	118,724	66,753	10,475
Deferred tax assets	2,370	6,729	1,056
Other non-current assets	106,566	157,296	24,683

Total non-current assets	395,494	377,634	59,259

Total assets	952,386	1,030,162	161,654

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
LIABILITIES:
Current liabilities:
Accounts payable	268,939	334,083	52,425
Accrued expenses and other current liabilities	102,053	119,307	18,722
Short-term debt	73,837	148,441	23,294
Short-term lease liabilities	17,707	5,317	834
Inter-group balance due to Parent and WFOE	—	87,688	13,760
Amounts due to related parties	—	245	38

Total current liabilities	462,536	695,081	109,073

Non-current liabilities:
Deferred tax liabilities	727	753	118
Long-term debt	5,135	3	—
Long-term lease liabilities	14,623	1,424	223
Other non-current liabilities	41,014	50,703	7,956

Total non-current liabilities	61,499	52,883	8,297

Total liabilities	524,035	747,964	117,370

Condensed Statements of Comprehensive Loss
The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive loss for the years ended December 31, 2019, 2020 and 2021, respectively:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenue	2,055,789	2,580,810	4,025,279	631,654
Net (loss)/income	(11,992)	66,043	(120,539)	(18,915)

Condensed Statements of Cash Flows
The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows for the years ended December 31, 2019, 2020 and 2021, respectively:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	17,521	30,389	(27,699)	(4,347)
Net cash provided (used in) by investing activities	12,484	(56,535)	(112,604)	(17,669)
Net cash provided by (used in) financing activities	80,550	(7,119)	68,673	10,776
Effect of exchange rate changes on cash	(1,221)	(4)	—	—
Net increase (decrease) in cash	109,334	(33,269)	(71,630)	(11,240)

Parent company [member]
Condensed Financial Statements, Captions [Line Items]
Consolidated Balance Sheets
The following is the condensed financial information of the parent Company on a parent company only basis.
Condensed balance sheets

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Assets:
Current assets
Cash	4,294	8,612	1,351
Restricted cash	5,546	—	—
Short-term investments	165,381	109,282	17,151
Inter-group balance due from VIE, WFOE and subsidiaries	78,007	82,687	12,975

Total current assets	253,228	200,581	31,477

Non-current assets
Investments in subsidiaries, VIE and VIE’s subsidiaries	303,061	270,360	42,425

Total non-current assets	303,061	270,360	42,425

Total Assets	556,289	470,941	73,902

Shareholders’ equity:
Ordinary shares (US$ 0.0001 par value; 300,000,000 Class A ordinary shares authorized, 46,097,880 and 46,379,583 shares issued, and 36,595,330 and 40,377,645 shares outstanding as of December 31, 2020 and 2021, respectively; 6,296,630 and 6,296,630 Class B ordinary shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively; 193,703,370 and 193,703,370 shares (undesignated) authorized, nil and nil shares (undesignated) issued and outstanding as of December 31, 2020 and 2021, respectively)	36	37	6
Additional paid-in capital	1,779,923	1,855,897	291,231
Accumulated deficit	(1,208,827)	(1,366,734)	(214,470)
Accumulated other comprehensive loss	(14,843)	(18,259)	(2,865)
Total shareholders’ equity	556,289	470,941	73,902

Total liabilities and shareholders’ equity	556,289	470,941	73,902

Condensed Statements of Comprehensive Loss
Condensed statements of comprehensive loss

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cost of revenues	—	(2,175)	—	—
General and administrative	(5,693)	(85,919)	(2,241)	(352)
Foreign exchange loss /(gain)	(1,457)	(1,515)	692	109
Other income /( loss ) , net	—	35,527	(52,804)	(8,287)
Share of (loss)/gain in subsidiaries, the VIE and the VIE’ subsidiaries	(4,615)	57,512	(103,554)	(16,250)

(Loss)/income before income tax	(11,765)	3,430	(157,907)	(24,780)

Income tax expenses	—	—	—	—

Net (loss)/income attributable to ordinary shareholders	(11,765)	3,430	(157,907)	(24,780)

Comprehensive (loss)/income	(11,765)	3,430	(157,907)	(24,780)

Condensed Statements of Cash Flows
Condensed statements of cash flows

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net (loss)/income	(11,765)	3,430	(157,907)	(24,780)
Share of (loss)/gain in subsidiaries, VIE and VIE’s Subsidiaries	4,615	(57,512)	103,554	16,250
Share-based compensation	5,698	82,667	—	—
Other income, net	—	(35,527)	52,877	8,298
Provision for other receivables	—	648	—	—
Unrealized foreign exchange (gain) loss	—	146	214	34
Changes in operating assets and liabilities	—	1,915	247	39
Net cash used in operating activities	(1,452)	(4,233)	(1,015)	(159)
Net cash used in investing activities	—	(129,854)	—	—
Net cash provided by financing activities	—	143,972	1	—
Effect of exchange rate changes on cash	1,553	(146)	(214)	(34)

Net increase in cash	101	9,739	(1,228)	(193)
Cash at beginning of the year	—	101	9,840	1,544

Cash at end of the year	101	9,840	8,612	1,351